CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 1,639	$ 1,037
Restricted bank deposit	1,162	1,063
Trade accounts receivable, net of allowance for doubtful accounts of $4,747 and $2,341 as of December 31, 2018 and 2017, respectively (Note 15)	13,460	12,456
Other accounts receivable and prepaid expenses (Note 3)	951	2,698
Inventories, net (Note 4)	3,169	4,876
Patents held for sale	5,283	5,283
TOTAL CURRENT ASSETS	25,664	27,413
LONG-TERM ASSETS
Severance pay funds (Note 2.m)	361	319
Deferred tax long term	385	4,505
Property and equipment, net (Note 6)	843	1,218
Other Intangible assets, net (Note 7)	10,070	11,910
Goodwill	7,026	7,026
Other non-current assets	0	1,807
TOTAL LONG-TERM ASSETS	18,685	26,785
TOTAL ASSETS	44,349	54,198
CURRENT LIABILITIES
Short-term bank loans	0	738
Trade accounts payable	3,488	5,838
Employees and payroll accruals	2,773	4,910
Related parties (Note 13.c)	171	61
Accrued expenses and other liabilities (Note 8)	4,475	3,739
Deferred revenue	1,665	1,511
Short-term liability for future earn-out	971	1,163
TOTAL CURRENT LIABILITIES	13,543	17,960
LONG-TERM LIABILITIES
Long-term loan	9,624	0
Related parties (Note 13.d)	165	2,082
Deferred tax liability	0	49
Deferred revenues	836	668
Long-term liability for future earn-out	46	147
Accrued severance pay	585	585
TOTAL LONG TERM LIABILITIES	11,256	3,531
TOTAL LIABILITIES	24,799	21,491
Commitments and contingent liabilities (Note 9)
SHAREHOLDERS' EQUITY (Note 12)
Ordinary shares, NIS 0.25 par value - authorized 28,000,000 shares, 16,126,237 shares issued and outstanding at December 31, 2018 and 14,958,339 shares issued and outstanding at December 31, 2017	1,110	1,026
Additional paid-in capital	84,399	82,157
Accumulated deficit	(65,959)	(50,476)
Total shareholders' equity	19,550	32,707
Total liabilities and shareholders' equity	$ 44,349	$ 54,198